Property, plant and equipment - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,358,292	$ 1,493,220	[1]	$ 1,480,439
Borrowing costs capitalized	3,861	13,904
Net book value of pledged assets	$ 451,904	324,129
Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Reduction on sales price (in percentage)	0.10
Farmlands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 694,166	709,585		$ 780,184
Property, plant and equipment, cost	194,000
Farmlands | Fair value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	694,000
Farmlands | IAS 16
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	$ (69,000)	$ (71,000)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.